Share-Based Payments - Summary of Group's Restricted Shares Movement (Detail) - Two Thousand and Sixteen Plan [Member] - Unvested Restricted Shares [Member] - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Movement In Restricted Shares [Line Items]
Outstanding at January 1	207,945	496,752
Awarded	2,169,639	0
Vested	(1,986,092)	(496,752)
Forfeited	(27,727)	0
Outstanding at June 30,	363,765	0